Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets and Liabilities [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

						Amortization Schedule
	Amount Acquired	Accumulated amortization as of December 31, 2010	Amortization for the year ended December 31, 2011	2012	2013	2014	2015	2016 and thereafter

Trade names	$9,145	$2,678	$877	$877	$877	$877	$877	$2,082
Software	5,888	1,849	567	565	565	565	565	1212

Total Intangible Assets, net	$15,033	$4,527	$1,444	$1,442	$1,442	$1,442	$1,442	$3,294

Above-market acquired time charters and drilling contracts	$62,373	$13,883	$8,388	$17,012	$ 11,928	$ 7,957	$ 1,299	1906

Below-market acquired time charters and drilling contracts	$65,844	$64,990	$854	$ -	$ -	$ -	$ -	$ -